Other income and other expenses (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Income And Expenses [Abstract]
Summary of Other Income and Expense

Other income is analysed as follows:

	2023	2022	2021
Gain on disposal of certain items of property	4	157	2,105
VAT relief	1,475	1,573	1,395
Reimbursements	2,875	1,289	580
Release of provisions for contingent liabilities	—	—	—
Other	2,762	3,505	2,334
Total	7,116	6,524	6,414